SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) - $ / shares		12 Months Ended
	Feb. 17, 2012	Dec. 31, 2015	Dec. 31, 2014
Number of options
Options outstanding as of beginning of period		4,539,838	5,144,133
Exercised		(468,427)	(556,417)
Forfeited		(22,438)	(47,878)
Options outstanding as of end of period		4,048,973	4,539,838
Options vested and expected to vest as of end of period		4,048,341
Options exercisable as of end of period		4,027,921
Weighted average exercise price
Options outstanding as of beginning of period		$ 1.57	$ 1.53
Exercised		1.50	1.21
Forfeited		1.07	1.48
Options outstanding as of end of period		1.58	$ 1.57
Options vested and expected to vest as of end of period		1.58
Options exercisable as of end of period		$ 1.59
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Number of options
Options outstanding as of beginning of period		646,000	729,000
Granted		542,000
Forfeited		(77,000)	(83,000)
Options outstanding as of end of period		1,111,000	646,000
Options vested and expected to vest as of end of period		1,095,285
Options exercisable as of end of period		614,979
Weighted average exercise price
Options outstanding as of beginning of period		$ 0.17	$ 0.17
Granted		0.16
Forfeited		0.16	0.17
Options outstanding as of end of period		0.16	$ 0.17
Options vested and expected to vest as of end of period		0.16
Options exercisable as of end of period		$ 0.16
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Number of options
Options outstanding as of beginning of period		19,000	433,000
Granted	520,000
Forfeited		(19,000)	(414,000)
Options outstanding as of end of period			19,000
Options vested and expected to vest as of end of period
Options exercisable as of end of period
Weighted average exercise price
Options outstanding as of beginning of period		$ 0.17	$ 0.17
Forfeited		$ 0.17	0.17
Options outstanding as of end of period			$ 0.17
Options vested and expected to vest as of end of period
Options exercisable as of end of period